Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 24.8	$ 23.1
Operating income [member]
Government assistance [line items]
Recorded against	2.8	0.9
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	27.6	24.0
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	$ 0.6	$ 1.1